Note 1 - Basis of Presentation, Description of Business, Significant Accounting Policies, Critical Accounting Estimates and Reclassification (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis (USD $)
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 1 - Basis of Presentation, Description of Business, Significant Accounting Policies, Critical Accounting Estimates and Reclassification (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Payable for indemnification	$ 1,381,236	$ 1,376,084	$ 1,347,806
Derivative liability	406,047	658,453	364,802
Fair Value, Inputs, Level 2 [Member]
Note 1 - Basis of Presentation, Description of Business, Significant Accounting Policies, Critical Accounting Estimates and Reclassification (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Payable for indemnification	1,381,236	1,376,084	1,347,806
Fair Value, Inputs, Level 3 [Member]
Note 1 - Basis of Presentation, Description of Business, Significant Accounting Policies, Critical Accounting Estimates and Reclassification (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liability	$ 406,047	$ 658,453	$ 364,802